INITIAL PUBLIC OFFERING (Details) - $ / shares		9 Months Ended
	Aug. 19, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
INITIAL PUBLIC OFFERING
Exercise price of warrants (in Dollars per share)		$ 100	$ 100	$ 200
Common stock warrants, Outstanding		283,430	173,580	50,725
HCM II ACQUISITION CORP
INITIAL PUBLIC OFFERING
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5
Completion days	30 days
Common stock warrants, Outstanding		18,350,000	18,350,000
Minimum threshold written notice period for redemption of public warrants.		30 days	30 days
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days	30 days
Maximum business days to file registration statement		20 days
Trading days for calculating fair market value		10 days
Trading period		10 days
HCM II ACQUISITION CORP | Redeemable Public Warrant
INITIAL PUBLIC OFFERING
Number of issued per unit	1
HCM II ACQUISITION CORP | Public Warrants
INITIAL PUBLIC OFFERING
Exercise price of warrants (in Dollars per share)	$ 11.5
Common stock warrants, Outstanding			11,500,000
HCM II ACQUISITION CORP | Warrant
INITIAL PUBLIC OFFERING
Exercise price of warrants (in Dollars per share)		$ 1	$ 1
Stock price trigger for redemption of public warrants (in Dollars per share)		18	18
Warrant price per share (in Dollars per share)		0.01	$ 0.01
HCM II ACQUISITION CORP | Private Placement Warrants
INITIAL PUBLIC OFFERING
Price per sale of stock (in Dollars per share)		$ 1
Common stock warrants, Outstanding		6,850,000
HCM II ACQUISITION CORP | Business Combination
INITIAL PUBLIC OFFERING
Warrant term		5 years	5 years
After completion initial Business Combination			30 days
HCM II ACQUISITION CORP | Business Combination | Warrant
INITIAL PUBLIC OFFERING
After completion initial Business Combination		30 days
HCM II ACQUISITION CORP | Class A Ordinary Shares
INITIAL PUBLIC OFFERING
Number of issued per unit	1
Maximum business days for making registration statement effective		60 days
After completion initial Business Combination		1 year
Stock price trigger for redemption of public warrants (in Dollars per share)		$ 18	$ 18
HCM II ACQUISITION CORP | Class A Ordinary Shares | Warrant
INITIAL PUBLIC OFFERING
Number of shares of common stock converted from each warrant		1	1
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5
HCM II ACQUISITION CORP | Class A Ordinary Shares | Business Combination
INITIAL PUBLIC OFFERING
After completion initial Business Combination			1 year
HCM II ACQUISITION CORP | Initial Public Offering
INITIAL PUBLIC OFFERING
Number of founder shares purchased by sponsor	23,000,000
Price per sale of stock (in Dollars per share)	$ 10
HCM II ACQUISITION CORP | Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares of common stock converted from each warrant	1
HCM II ACQUISITION CORP | Initial Public Offering | Warrant
INITIAL PUBLIC OFFERING
Warrant term	5 years
HCM II ACQUISITION CORP | Initial Public Offering | Private Placement Warrants
INITIAL PUBLIC OFFERING
Price per sale of stock (in Dollars per share)	$ 10.05
HCM II ACQUISITION CORP | Initial Public Offering | Class A Ordinary Shares
INITIAL PUBLIC OFFERING
Number of founder shares purchased by sponsor	23,000,000		23,000,000
Price per sale of stock (in Dollars per share)	$ 10
HCM II ACQUISITION CORP | Over-allotment option
INITIAL PUBLIC OFFERING
Number of founder shares purchased by sponsor	3,000,000		3,000,000
HCM II ACQUISITION CORP | Over-allotment option | Class A Ordinary Shares
INITIAL PUBLIC OFFERING
Number of founder shares purchased by sponsor	3,000,000		3,000,000